INCOME TAXES - Reconciliation of the federal statutory tax rate to our effective tax rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
INCOME TAXES
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%
Deferred tax liability change in rate					0.00%
Change in fair value of warrants liabilities					(27.80%)
Change in valuation allowance					6.80%
Income tax provision	0.00%	0.00%	0.00%	0.00%	0.00%